Trade and other receivables - Summary of trade and other receivables (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Abstract]
Net of provisions for doubtful debts	$ 55	$ 66
Impairment loss recognised in profit or loss, trade receivables	38
Unused provision reversed, other provisions	$ 11